PROVISIONS, COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS, COMMITMENTS AND CONTINGENCIES
PROVISIONS, COMMITMENTS AND CONTINGENCIES
The following table summarises the movement of provisions for the periods presented:

	Restructuring Provision	Other Provisions[1]	Total
	€ million	€ million	€ million
Balance as at 31 December 2022	137	33	170
Charged/(credited) to profit or loss:
Additional provisions recognised	37	7	44
Unused amounts reversed	(3)	(3)	(6)
Utilised during the period	(54)	(2)	(56)
Balance as at 30 June 2023	117	35	152
[1] Other provisions primarily relate to decommissioning provisions, property tax assessment provisions and legal reserves.
Guarantees
During the 1st half of 2023, the Group has issued approximately €505 million of financial guarantees related to various tax matters. These guarantees have various terms and the amounts represent the maximum potential future payments we could be required to make under the guarantees. No significant additional liabilities requiring financial statement recognition are expected to arise from the guarantees issued.
Commitments
There have been no significant changes in the commitments of the Group since 31 December 2022.
Contingencies
There have been no significant changes in contingencies since 31 December 2022.